COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Years Ending December 31,	Amount
2026	$55,729
2027	17,468
2028	0
Total contractual obligations	$73,197